Financial Risk Management - Sensitivity Analysis of Interest Rate (Details) - 300 Basis Points $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on loss before tax, increase	$ 0.2
Impact on loss before tax, decrease	$ 1.1